INVESTMENT IN JOINT VENTURE (Tables)	12 Months Ended
Dec. 31, 2025
INVESTMENT IN JOINT VENTURE
Movement in the carrying amount of the investment in joint venture

U.S. dollars in thousands
Fair value of retained interest at date of loss of control (Oct 17, 2025)	13,779
Payment for inventory transferred	(2,000)
Recognition of receivable from joint venture related to supplier obligations	304
Share of loss of THI (from October 17, 2025 to December 31, 2025)	(33)
Carrying amount at December 31, 2025	12,050

Disclosure of Summarised financial information and reconciliations

Statement of financial position (100% THI):

December 31,
2025
U.S. dollars in thousands
Current Assets*	8,534
Non - Current Assets	9,910
Current Liabilities	4,172
Non - Current Liabilities	1,537
Net Assets	12,735

*includes the reclassification of the stock subscriptions receivable from Cumberland ($1.9 million at its present value as of December 31, 2025) from contra-equity to a receivable

Reconciliation to the carrying amount of the investment

December 31, 2025
U.S. dollars in thousands
THI's net assets (on an IFRS basis, see table above), excluding goodwill	11,179
Goodwill	1,556
THI's net assets on an IFRS basis, as presented above	12,735
Company's ownership interest	70%
Share of THI's net assets accounted for under the equity method	8,915
Add: Receivable from THI for inventory transferred *	2,831
Add: Receivable from THI for supplier reimbursement obligations	304
Total investment in joint venture, as presented on the Consolidated Statements of Financial Position	12,050

* Represents the Company's receivable from THI for inventory transferred in connection with the formation transaction, expected to be settled from THI's operating cash flows over time.

Summarized statement of profit and loss (100% THI)
For the period from inception (September 12, 2025) to December 31, 2025
U.S. dollars in thousands
Revenue	711
loss and comprehensive loss for the period	(47)

The loss and comprehensive loss above includes the following items required to be separately disclosed under IFRS 12:
Depreciation and amortization	91
Interest income	62
Income tax benefit	19

Reconciliation to the share of (profit) loss of joint venture:

Disclosure Of Reconciliation of Share Of Profit Loss Of Joint Venture

For the period from inception (September 12, 2025) to December 31, 2025
THI's loss and comprehensive loss for the period (from statement of profit and loss above)	(47)
Company's ownership interest	70%
Company's share of THI's loss, recognized in the Consolidated Statements of Comprehensive Income (Loss)	(33)